Derivatives and Hedging - Schedule of Notional and Fair Value Amount and Fair Value of Outstanding Derivatives (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Schedule of Notional Amount and Fair Value of Outstanding Derivatives [Abstract]
Notional amount of foreign currency contracts	$ 18,828	$ 20,061
Fair value of derivatives assets	118	601
Fair value of derivatives liabilities	$ 59